CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
REVENUES:
Total revenues	$ 19,457	$ 21,446	$ 21,612
COST OF REVENUES
Total cost of revenues	9,536	10,709	10,746
GROSS PROFIT	9,921	10,737	10,866
OPERATING EXPENSES:
Research and development	4,051	3,391	3,538
Selling and marketing	1,465	1,286	1,162
General and administrative	2,319	1,683	1,417
Total operating expenses	7,835	6,360	6,117
OPERATING INCOME	2,086	4,377	4,749
FINANCIAL INCOME, net	681	587	777
INCOME BEFORE TAXES ON INCOME	2,767	4,964	5,526
TAXES ON INCOME	163	334	359
NET INCOME	$ 2,604	$ 4,630	$ 5,167
EARNINGS PER SHARE - in U.S. dollars:
Basic (in Dollars per share)	$ 0.13	$ 0.23	$ 0.26
Diluted (in Dollars per share)	$ 0.13	$ 0.22	$ 0.25
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES USED IN COMPUTATION OF EARNINGS PER SHARE – in thousands:
Basic (in Shares)	20,466	20,297	20,163
Diluted (in Shares)	20,628	20,581	20,471
Sales of licenses Services
REVENUES:
Total revenues	$ 18,724	$ 20,718	$ 21,054
COST OF REVENUES
Total cost of revenues	9,427	10,592	10,631
Sales of licenses
REVENUES:
Total revenues	733	728	558
COST OF REVENUES
Total cost of revenues	$ 109	$ 117	$ 115